UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                    DATE OF REPORTING PERIOD: APRIL 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND

                       HAVERFORD QUALITY GROWTH STOCK FUND

SEMI-ANNUAL REPORT                                                APRIL 30, 2010

                                (HAVERFORD LOGO)
                                QUALITY INVESTING

                                   ----------

                                        INVESTMENT ADVISER:
                                        HAVERFORD FINANCIAL SERVICES, INC.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2010

                                TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Schedule of Investments ...................................................    3
Statement of Assets & Liabilities .........................................    6
Statement of Operations ...................................................    7
Statement of Changes in Net Assets ........................................    8
Financial Highlights ......................................................    9
Notes to Financial Statements .............................................   10
Disclosure of Fund Expenses ...............................................   16

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-301-7212; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND
                                                      APRIL 30, 2010 (UNAUDITED)

Dear Fellow Shareholder,

We are pleased to send you the Annual Report for the Haverford Quality Growth Stock Fund for the period ending April 30, 2010, which contains information on the holdings of the Fund, along with financial highlights and Statement of Operations. During the past six months the S&P 500 Index returned 13.87% while the Haverford Quality Growth Stock Fund returned 13.58%.

Our thesis for the U.S. economic recovery remains intact. The tailwinds of monetary and fiscal stimulus combined with the synchronized global recovery are more than offsetting the headwinds of consumer de-leveraging, sovereign debt worries, and increased government intervention. As a result, we have grown increasingly confident that the economic recovery will transition to a sustainable expansion, albeit one that exhibits below-average growth by historical standards.

Although it would be foolhardy to ignore the negatives, we believe the markets are underestimating the effect of the enormity of global monetary and fiscal stimulus. Although the Fed has already begun the steady withdrawal of its quantitative stimulus, we do not believe they will begin raising the fed funds rate until there is clear evidence that the employment picture is improving. The Fed does not want to choke off the nascent recovery by tightening too soon and it appears to have ample room to keep monetary policy accommodative.

Many leading indicators of employment are improving and manufacturing employment has also begun to pick up. Perhaps most important, corporate profit growth is strong, which should lead to hiring, particularly considering that corporations probably cut employment ranks too deeply during the crisis.

There is an old adage on Wall Street that "bull markets climb walls of worry." This has been especially true during the first quarter of 2010. The economic problems that dominate the headlines are the very bricks that make up the proverbial wall of worry.

The truth is that stock prices discount the future more than they reflect the current environment. Indeed, the most important determinant to today's equity prices is tomorrow's earnings. On this score, the equity markets look attractive, as corporate profit growth continues to accelerate. Corporations also have approximately $1 trillion of cash on their books, representing a whopping 11% of assets. Factor in extremely low inflation and low interest rates and a case can be made that stocks are inexpensive.

Many worry that the bull market will end when the Fed starts raising interest rates. On the contrary, during the past five tightening cycles, the S&P 500 rose for the

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND
                                                      APRIL 30, 2010 (UNAUDITED)

six-month period before and the six-month period after the first Fed rate hike. Furthermore, more economically sensitive sectors such as basic materials, industrials, energy, and consumer discretionary continued to outperform. This argues for taking an incremental approach toward implementing Haverford's strategy of reducing cyclical exposure throughout 2010. Even when the Fed starts raising interest rates, monetary policy will likely remain stimulative for a prolonged period of time.

Sincerely,

/s/ Henry B. Smith

Henry B. Smith
Chief Investment Officer
Haverford Financial Services

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE FUND AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                        DEFINITION OF COMPARATIVE INDICES

THE S&P 500 INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times the number of shares outstanding), with each stock's weight in the index proportionate to its market value.

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND
                                                      APRIL 30, 2010 (UNAUDITED)

SECTOR WEIGHTINGS+

                                   (BAR CHART)

Information Services     18.6%
Health Care              16.8%
Industrial               13.1%
Energy                   12.2%
Financial Services       11.7%
Consumer Staples         11.4%
Consumer Discretionary    6.4%
Materials                 5.5%
Short-Term Investments    4.3%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.6%

                                                           SHARES       VALUE
                                                         ---------   -----------
CONSUMER DISCRETIONARY -- 6.4%
   McDonald's ........................................      16,800   $ 1,185,912
   Walt Disney .......................................      38,200     1,407,288
                                                                     -----------
                                                                       2,593,200
                                                                     -----------
CONSUMER STAPLES -- 11.5%
   Coca-Cola .........................................      13,575       725,584
   PepsiCo ...........................................      21,475     1,400,599
   Procter & Gamble ..................................      21,850     1,358,196
   Wal-Mart Stores ...................................      21,525     1,154,816
                                                                     -----------
                                                                       4,639,195
                                                                     -----------
ENERGY -- 12.4%
   Chevron ...........................................      17,550     1,429,272
   ConocoPhillips ....................................      30,325     1,794,937
   Exxon Mobil .......................................      25,725     1,745,441
                                                                     -----------
                                                                       4,969,650
                                                                     -----------
FINANCIAL SERVICES -- 11.8%
   Aflac .............................................      22,400     1,141,504
   Bank of New York Mellon ...........................      24,650       767,355
   NYSE Euronext .....................................      48,400     1,579,292
   Wells Fargo .......................................      37,500     1,241,625
                                                                     -----------
                                                                       4,729,776
                                                                     -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                           SHARES       VALUE
                                                         ---------   -----------
HEALTH CARE -- 17.0%
   Abbott Laboratories ...............................      35,375   $ 1,809,785
   Becton Dickinson ..................................      23,900     1,825,243
   Johnson & Johnson .................................      24,700     1,588,210
   Medtronic .........................................      18,650       814,819
   Novartis ADR ......................................      15,400       783,090
                                                                     -----------
                                                                       6,821,147
                                                                     -----------
INDUSTRIAL -- 13.2%
   Caterpillar .......................................      12,500       851,125
   Eaton .............................................      12,750       983,790
   Lockheed Martin ...................................       9,850       836,166
   Union Pacific .....................................      16,100     1,218,126
   United Technologies ...............................      19,100     1,431,545
                                                                     -----------
                                                                       5,320,752
                                                                     -----------
INFORMATION SERVICES -- 18.8%
   Accenture, Cl A ...................................      19,200       837,888
   Automatic Data Processing .........................      18,375       796,740
   Hewlett-Packard ...................................      30,700     1,595,479
   Intel .............................................      44,400     1,013,652
   International Business Machines ...................      10,100     1,302,900
   Microsoft .........................................      65,125     1,988,917
                                                                     -----------
                                                                       7,535,576
                                                                     -----------
MATERIALS -- 5.5%
   Air Products & Chemicals ..........................      13,150     1,009,657
   EI du Pont de Nemours .............................      30,475     1,214,124
                                                                     -----------
                                                                       2,223,781
                                                                     -----------
   Total Common Stock
      (Cost $34,422,976) .............................                38,833,077
                                                                     -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND
                                                      APRIL 30, 2010 (UNAUDITED)

CASH EQUIVALENT -- 4.4%

                                                           SHARES       VALUE
                                                         ---------   -----------
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
   0.08% (A)
   (Cost $1,757,778) .................................   1,757,778   $ 1,757,778
                                                                     -----------
Total Investments -- 101.0%
   (Cost $36,180,754) ................................               $40,590,855
                                                                     ===========

      PERCENTAGES ARE BASED ON NET ASSETS OF $40,182,158.

(A) THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

ADR AMERICAN DEPOSITARY RECEIPT

CL  CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND
                                                      APRIL 30, 2010 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
Investments at Value (Cost $36,180,754) ..........................   $40,590,855
Receivable for Capital Shares Sold ...............................       582,306
Dividends Receivable .............................................        44,207
Prepaid Expenses .................................................         5,284
                                                                     -----------
   TOTAL ASSETS ..................................................    41,222,652
                                                                     -----------
LIABILITIES:
Payable for Investment Securities Purchased ......................       919,320
Payable for Capital Shares Redeemed ..............................        74,504
Payable due to Administrator .....................................         8,219
Payable to Investment Adviser ....................................         7,270
Chief Compliance Officer Fees Payable ............................         2,700
Payable due to Trustees ..........................................         1,597
Other Accrued Expenses ...........................................        26,884
                                                                     -----------
   TOTAL LIABILITIES .............................................     1,040,494
                                                                     -----------
NET ASSETS .......................................................   $40,182,158
                                                                     ===========
NET ASSETS CONSIST OF:
Paid-in-Capital ..................................................   $39,049,069
Undistributed Net Investment Income ..............................         9,964
Accumulated Net Realized Loss on Investments .....................    (3,286,976)
Net Unrealized Appreciation on Investments .......................     4,410,101
                                                                     -----------
NET ASSETS .......................................................   $40,182,158
                                                                     ===========
INSTITUTIONAL SHARES:
Outstanding Shares of Beneficial Interest
   (unlimited authorization -- no par value) .....................     4,263,712
                                                                     -----------
NET ASSET VALUE, Offering and Redemption Price Per Share .........   $      9.42
                                                                     ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND FOR
                                                      THE SIX MONTHS ENDED
                                                      APRIL 30, 2010 (UNAUDITED)

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $3,312) ...............   $  327,480
                                                                      ----------
   TOTAL INCOME ...................................................      327,480
                                                                      ----------
EXPENSES
Investment Advisory Fees ..........................................       81,550
Administration Fees ...............................................       49,589
Chief Compliance Officer Fees .....................................        4,735
Trustees' Fees ....................................................        3,870
Transfer Agent Fees ...............................................       32,947
Legal Fees ........................................................       20,497
Printing Fees .....................................................       10,909
Audit Fees ........................................................        9,592
Registration and Filing Fees ......................................        3,244
Custodian Fees ....................................................        1,512
Other Expenses ....................................................        5,301
                                                                      ----------
   TOTAL EXPENSES .................................................      223,746
Less:
   Waiver of Investment Advisory Fees (Note 5) ....................      (81,550)
   Reimbursement of Other Operating Expenses (Note 5) .............       (6,239)
   Fees Paid Indirectly (Note 4) ..................................          (39)
                                                                      ----------
   NET EXPENSES ...................................................      135,918
                                                                      ----------
NET INVESTMENT INCOME .............................................      191,562
                                                                      ----------
NET REALIZED LOSS ON INVESTMENTS ..................................     (418,612)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS ..............    3,529,390
                                                                      ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ...................    3,110,778
                                                                      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............   $3,302,340
                                                                      ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                       NOVEMBER 1,
                                                         2009 TO         YEAR
                                                        APRIL 30,       ENDED
                                                           2010      OCTOBER 31,
                                                       (UNAUDITED)       2009
                                                       -----------   -----------
OPERATIONS:
   Net Investment Income ...........................   $   191,562   $   278,450
   Net Realized Loss on Investments ................      (418,612)   (1,045,214)
   Net Change in Unrealized Appreciation on
      Investments ..................................     3,529,390     2,180,905
                                                       -----------   -----------
   NET INCREASE IN NET ASSETS RESULTING FROM
      OPERATIONS ...................................     3,302,340     1,414,141
                                                       -----------   -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ...........................      (198,426)     (279,214)
                                                       -----------   -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ...............      (198,426)     (279,214)
                                                       -----------   -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ..........................................    18,337,949     7,487,851
   In Lieu of Dividends and Distributions ..........       193,658       266,675
   Redeemed ........................................    (1,819,646)   (3,026,494)
                                                       -----------   -----------
   NET INCREASE IN NET ASSETS FROM CAPITAL
      SHARE TRANSACTIONS ...........................    16,711,961     4,728,032
                                                       -----------   -----------
   TOTAL INCREASE IN NET ASSETS ....................    19,815,875     5,862,959
NET ASSETS:
   Beginning of Period .............................    20,366,283    14,503,324
                                                       -----------   -----------
   End of Period (Including Undistributed Net
      Investment Income of $9,964 and $16,828,
      respectively) ................................   $40,182,158   $20,366,283
                                                       ===========   ===========
SHARE TRANSACTIONS:
   Issued ..........................................     2,005,968     1,002,686
   In Lieu of Dividends and Distributions ..........        21,112        36,005
   Redeemed ........................................      (201,933)     (398,167)
                                                       -----------   -----------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ...........................     1,825,147       640,524
                                                       ===========   ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                       NOVEMBER 1,
                                         2009 TO                  YEAR ENDED OCTOBER 31,
                                        APRIL 30,    -----------------------------------------------
                                           2010        2009      2008      2007      2006      2005
                                       -----------   -------   -------   -------   -------   -------
Net Asset Value,
   Beginning of Period .............     $  8.35     $  8.07   $ 11.75   $ 10.94   $  9.98   $  9.75
                                         -------     -------   -------   -------   -------   -------
Income (Loss) from
   Investment Operations:
   Net Investment Income(1) ........        0.06        0.14      0.13      0.10      0.10      0.11(2)
   Net Realized and Unrealized
      Gain (Loss) ..................        1.07        0.28     (3.49)     0.95      0.96      0.24
                                         -------     -------   -------   -------   -------   -------
   Total from Investment
      Operations ...................        1.13        0.42     (3.36)     1.05      1.06      0.35
                                         -------     -------   -------   -------   -------   -------
Dividends and Distributions:
   Net Investment Income ...........       (0.06)      (0.14)    (0.12)    (0.10)    (0.10)    (0.12)
   Net Realized Gains ..............          --          --     (0.20)    (0.14)       --        --
                                         -------     -------   -------   -------   -------   -------
   Total Dividends and
      Distributions ................       (0.06)      (0.14)    (0.32)    (0.24)    (0.10)    (0.12)
                                         -------     -------   -------   -------   -------   -------
   Net Asset Value,
      End of Period ................     $  9.42     $  8.35   $  8.07   $ 11.75   $ 10.94   $  9.98
                                         =======     =======   =======   =======   =======   =======
   TOTAL RETURN* ...................       13.58%       5.40%   (29.25)%    9.80%    10.64%     3.57%
                                         =======     =======   =======   =======   =======   =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .....................     $40,182     $20,366   $14,503   $24,644   $21,128   $22,421
Ratio of Expenses to Average
   Net Assets (including waivers,
      reimbursements, excluding fees
      paid indirectly) .............        1.00%+      1.00%     1.02%     1.02%     1.02%     1.00%
Ratio of Expenses to Average
   Net Assets (including waivers,
      reimbursements, and fees
      paid indirectly) .............        1.00%+      1.00%     1.00%     1.00%     1.00%     1.00%
Ratio of Expenses to Average
   Net Assets (excluding waivers,
      reimbursements, and fees
      paid indirectly) .............        1.65%+      2.45%     1.97%     1.79%     2.03%     2.11%
Ratio of Net Investment Income
   to Average Net Assets ...........        1.41%+      1.81%     1.22%     0.94%     0.94%     1.10%(2)
Portfolio Turnover Rate ............          15%         23%       30%       16%       48%       13%

+    ANNUALIZED

* TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1)  PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

(2) NET INVESTMENT INCOME PER SHARE AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS INCLUDES $0.03 AND 0.32%, RESPECTIVELY, RESULTING FROM AN EXTRAORDINARY DIVIDEND FROM MICROSOFT IN NOVEMBER 2004.

AMOUNTS SHOWN AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 32 funds. The financial statements herein are those of the Haverford Quality Growth Stock Fund (the "Fund"). The investment objective of the Fund is long-term growth of capital. The Fund invests primarily (at least 80% of its net assets) in equity securities. The Fund focuses on U.S. listed common stocks with large market capitalizations that the Adviser believes are the quality companies with stock that offer the potential for future price appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

     of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2010, there were no fair valued securities.

     In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     As of April 30, 2010, all the investments for the Fund are Level 1. For details of investment classifications, reference the Schedule of Investments.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

     For the six months ended April 30, 2010, there have been no significant changes to the Trust's fair valuation methodologies.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 4 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     As of and during the period ended April 30, 2010, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Fund did not incur any significant interest or penalties.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund will distribute substantially all of its net investment income, if any, quarterly. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $100,000 for the Fund, plus $15,000 for each additional class created, or 0.12% of the first $250 million, 0.10% of the next $250 million, and 0.08% of any amount above $500 million of the Fund's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2010, the Fund earned cash management credits of $39, which were used to offset transfer agent expenses. This amount is labeled "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as the custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Haverford Financial Services, Inc. (the "Adviser"), provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.60% of the Fund's average daily net assets. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.00% of the Fund's average daily net assets.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

The Adviser may seek reimbursement for Advisory fees waived and other expenses paid by the Adviser during the previous three-year period beginning on March 1, 2008. Reimbursement by the Fund of Advisory Fees waived and other expenses paid by the Adviser may be made when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio to exceed 1.00% of the Fund's average net assets. At April 30, 2010, the amount of previously waived and reimbursed fees for which the Adviser may seek reimbursement was $442,181.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2010, the Fund made purchases of $19,633,569 and sales of $3,962,486 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ending October 31, were as follows:

                  LONG-TERM
       ORDINARY    CAPITAL
        INCOME      GAINS       TOTAL
       --------   ---------   --------
2009   $279,214    $     --   $279,214
2008    383,863     276,900    660,763

As of October 31, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income   $    16,830
Capital Loss Carryforwards       (2,833,215)
Unrealized Appreciation             845,560
                                -----------
Total Accumulated Losses        $(1,970,825)
                                ===========

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2009, the Fund had $1,092,455 and $1,740,760 of capital loss carryforwards expiring in 2017 and 2016, respectively.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2010, were as follows:

                AGGREGATE      AGGREGATE
                  GROSS          GROSS
  FEDERAL      UNREALIZED     UNREALIZED    NET UNREALIZED
  TAX COST    APPRECIATION   DEPRECIATION    APPRECIATION
-----------   ------------   ------------   --------------
$36,180,754    $4,829,702     $(419,601)      $4,410,101

8. OTHER:

At April 30, 2010, 74% of total shares outstanding were held by one record shareholder. This shareholder was comprised of omnibus accounts that were held on behalf of various shareholders.


In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. NEW ACCOUNTING PRONOUNCEMENT:

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

10. SUBSEQUENT EVENTS:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

                         BEGINNING     ENDING                 EXPENSES
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE       EXPENSE     DURING
                          11/01/09    4/30/10      RATIOS      PERIOD*
                         ---------   ---------   ----------   --------
ACTUAL FUND RETURN       $1,000.00   $1,135.80      1.00%       $5.30
HYPOTHETICAL 5% RETURN    1,000.00    1,019.84      1.00         5.01

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

                       HAVERFORD QUALITY GROWTH STOCK FUND
                                 P.O. Box 219745
                              Kansas City, MO 64121
                                  866-301-7212

                                    ADVISER:
                       Haverford Financial Services, Inc.
                    Three Radnor Corporate Center, Suite 450
                                Radnor, PA 19087

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

    This information must be preceded or accompanied by a current prospectus for the Fund described.

HIM-SA-001-0600

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, haver concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 2, 2010


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: July 2, 2010

* Print the name and title of each signing officer under his or her signature.